Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown of expenses by nature is as follows:

The breakdown of expenses by nature is as follows:

Expenses by nature at 12.31.21
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	11,292	1,797	2,553	15,642
Pension plans	545	87	123	755
Communications expenses	260	577	-	837
Allowance for the impairment of trade and other receivables	-	1,962	-	1,962
Supplies consumption	2,264	-	212	2,476
Leases and insurance	-	-	511	511
Security service	507	43	116	666
Fees and remuneration for services	5,832	3,105	2,588	11,525
Public relations and marketing	-	116	-	116
Advertising and sponsorship	-	60	-	60
Reimbursements to personnel	-	-	1	1
Depreciation of property, plant and equipment	7,159	1,067	875	9,101
Depreciation of right-of-use asset	46	92	320	458
Directors and Supervisory Committee members’ fees	-	-	35	35
ENRE penalties (1)	1,207	838	-	2,045
Taxes and charges	-	1,751	85	1,836
Other	-	-	28	28
At 12.31.21	29,112	11,495	7,447	48,054

(1)	Includes recovery of technical service quality-related penalties for $ 344.3.

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2021 for $ 2,300.4.

Expenses by nature at 12.31.20
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	11,703	1,942	3,428	17,073
Pension plans	493	82	145	720
Communications expenses	329	670	1	1,000
Allowance for the impairment of trade and other receivables	-	6,311	-	6,311
Supplies consumption	2,834	-	223	3,057
Leases and insurance	1	1	475	477
Security service	462	49	52	563
Fees and remuneration for services	5,885	3,275	2,320	11,480
Public relations and marketing	-	29	-	29
Advertising and sponsorship	-	15	-	15
Reimbursements to personnel	-	-	1	1
Depreciation of property, plant and equipment	7,720	1,148	944	9,812
Depreciation of right-of-use asset	48	97	333	478
Directors and Supervisory Committee members’ fees	-	-	43	43
ENRE penalties (2)	499	550	-	1,049
Taxes and charges	-	2,193	96	2,289
Other	-	-	14	14
At 12.31.20	29,974	16,362	8,075	54,411

(2)	Includes recovery of technical service quality-related penalties for $ 1,057.4.

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2020 for $ 2,785.3.

Expenses by nature at 12.31.19
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	13,076	2,149	2,745	17,970
Pension plans	392	65	81	538
Communications expenses	170	760	35	965
Allowance for the impairment of trade and other receivables	-	2,782	-	2,782
Supplies consumption	3,319	-	235	3,554
Leases and insurance	-	-	465	465
Security service	487	88	190	765
Fees and remuneration for services	5,253	3,323	2,800	11,376
Public relations and marketing	-	84	-	84
Advertising and sponsorship	-	44	-	44
Reimbursements to personnel	-	-	2	2
Depreciation of property, plant and equipment	7,472	1,114	913	9,499
Depreciation of right-of-use asset	33	68	235	336
Directors and Supervisory Committee members’ fees	-	-	45	45
ENRE penalties	2,962	2,725	-	5,687
Taxes and charges	-	1,897	103	2,000
Other	-	-	32	32
At 12.31.19	33,164	15,099	7,881	56,144